EMPLOYEE RETENTION ALLOWANCE	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE RETENTION ALLOWANCE [Text Block]

19. Employee retention allowance

The following table summarizes information about changes to the Company's employee retention provision during the years ended December 31, 2021 and 2020.

Balance at December 31, 2019	180,519
Foreign exchange adjustment	3,640
Balance at December 31, 2020	184,159
Foreign exchange adjustment	792
Balance at December 31, 2021	184,951